Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-13396
Entity Registrant Name	GAS TRANSPORTER OF THE SOUTH INC.
Entity Central Index Key	0000931427
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	26th Floor
Entity Address, Postal Zip Code	1107
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Common Stock, Shares Outstanding	752,761,058
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1349
Auditor Name	Price Waterhouse & Co. S.R.L.
Auditor Location	Buenos Aires, Argentina
Pistrelli, Henry Martin y Asociados S.R.L [Member]
Entity Listings [Line Items]
Auditor Firm ID	1449
Auditor Name	Pistrelli, Henry Martin y Asociados S.R.L.
Auditor Location	Buenos Aires, Argentina
Business Contact [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	26th Floor
Entity Address, Postal Zip Code	1107
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Contact Personnel Name	Leandro Pérez Castaño
City Area Code	54-11
Local Phone Number	4371-5100
Contact Personnel Email Address	inversores@tgs.com.ar
Class "A" [Member]
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares (“ADS”), representing Class “B” Shares
Trading Symbol	TGS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	405,192,594
Class "B" [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class “B” Shares, par value Ps.1.00 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	347,568,464